CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 5,995,872	$ 2,757,040
Other receivables	374,678	228,764
Prepaid expenses and deposits	69,036	155,413
Finance receivables, net	3,432,340	7,187,988
Inventory	117,242	0
Investments	1,202,349	756,100
Digital assets	861,230	0
Total current assets	12,052,747	11,085,305
Non-current assets
Equipment, net	76,894	87,583
Long-term investments	2,224	6,049
Right-of-use asset, net	53,488	32,838
Finance receivables, net	0	907,366
Intangible assets, net	4,933,871	5,355,687
Total assets	17,119,224	17,474,828
Current liabilities
Trade and other payables	4,362,068	4,195,029
Lease obligations	53,780	38,650
Assets
Warrants liability	212,002	31,338
Derivative liabilities	280,000	0
Deferred income	1,000,000	0
Notes payable	619,029	300,549
Convertible debentures	152,113	0
Total current liabilities	6,678,992	4,565,566
Non-current liabilities
Total liabilities	6,678,992	4,565,566
SHAREHOLDERS' EQUITY
Warrants	1,997,759	2,723,356
Class A share capital	151,701	151,622
Class B share capital	150,318,624	137,626,863
Contributed surplus	31,072,543	30,225,741
Foreign exchange translation reserve	50,795	417,341
Accumulated deficit	(172,110,884)	(157,908,160)
Equity attributable to shareholders of the Company	11,480,538	13,236,763
Non-controlling interests	(1,040,306)	(327,501)
Shareholders equity	10,440,232	12,909,262
Liabilities and shareholders equity	$ 17,119,224	$ 17,474,828